Unaudited Interim Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Total	Common Stock No of common shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Retained Earnings/ (Accumulated Deficit)
Beginning Balance at Dec. 31, 2023	$ 16,410,375		$ 4,225,265	$ 1,449,963	$ 10,735,147
Issuance of common shares/ capital stock, shares		100
Net income (loss)	1,870,881				1,870,881
Foreign currency translation	22,953			22,953
Ending Balance, Shares at Jun. 30, 2024		100
Ending Balance at Jun. 30, 2024	18,304,209		4,225,265	1,472,916	12,606,028
Beginning Balance, Shares at Dec. 31, 2024		100
Beginning Balance at Dec. 31, 2024	18,215,410		4,225,265	1,341,547	12,648,598
Dividends declared/ paid (distribution of $80,000 per common share)	(8,000,000)				(8,000,000)
Conversion of shares due to business combination		(100)
Issuance of common shares/ capital stock, shares		57,102,588
Issuance of common shares/ capital stock	14,258,460	$ 57,102	14,201,358
Fair value of the earnout shares to be issued (Note 16)	3,917,767		3,917,767
Issuance of stock-based compensation (Note 15), Shares		1,060,753
Issuance of stock-based compensation (Note 15)	3,638,114	$ 1,061	3,637,053
Net income (loss)	(19,758,486)				(19,758,486)
Foreign currency translation	534,181			534,181
Ending Balance, Shares at Jun. 30, 2025		58,163,341
Ending Balance at Jun. 30, 2025	$ 12,805,446	$ 58,163	$ 25,981,443	$ 1,875,728	$ (15,109,888)